                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  9-30-05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Delta Partner LLC

Address:  One International Place Suite 2401
          Boston, MA
          02110

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jerry Iacono
Title:    Account Manager
Phone:    212-713-9703


Signature, Place, and Date of Signing:

  /s/ Jerry Iacono               New York, NY                   11-14-05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  1
                                        -------------

Form 13F Information Table Entry Total:            68
                                        -------------

Form 13F Information Table Value Total: $ 562,209,321
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

1         28-10514                      Charles Jobson
-------      ------------------------   --------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

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                                                               VALUATION CURRENCY: USD
         ITEM 1                 ITEM 2    ITEM 3        ITEM 4           ITEM 5          ITEM 6          ITEM 7        ITEM 8
     NAME OF ISSUER             TITLE     CUSIP          FAIR          SHARES OF      INVEST. DESC.      MANA-   VOTING AUTHORITY
                                 OF       NUMBER        MARKET         PRINCIPLE                 SHARED  GERS
                                CLASS                   VALUE            AMOUNT   SOLE   SHARED  OTHER          SOLE   SHARED  OTHER
                                                                                  (A)     (B)     (C)           (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
ACE CASH EXPRESS INC            OTC EQ     4403101  $  9,829,626.00     503,825.00  N          X            1          503,825
AFC ENTERPRISES INC             OTC EQ   00104Q107  $  6,173,900.00     535,000.00  N          X            1          535,000
ALLIANCE GAMING CORPORATIO      COMMON   01859P609  $  6,975,465.00     642,900.00  N          X            1          642,900
***AGRIUM INC                   COMMON     8916108  $ 23,846,238.00   1,085,400.00  N          X            1        1,085,400
AMERICAN SOFTWARE INC-CL A      OTC EQ       AMSAE  $  1,120,000.00     200,000.00  N          X            1          200,000
ALERIS INTERNATIONAL INC        COMMON    14477103  $ 26,868,060.00     978,800.00  N          X            1          978,800
ON ASSIGNMENT INC               OTC EQ   682159108  $ 12,228,484.00   1,430,232.00  N          X            1        1,430,232
AXT INC                         OTC EQ   00246W103  $    341,834.00     237,385.00  N          X            1          237,385
ASPEN TECHNOLOGY INC            OTC EQ    45327103  $ 12,441,250.00   1,990,600.00  N          X            1        1,990,600
BOMBAY CO INC                   COMMON    97924104  $  1,907,325.00     432,500.00  N          X            1          432,500
ANHEUSER BUSCH COMPANIES I      COMMON    35229103  $  2,152,000.00      50,000.00  N          X            1           50,000
CF INDUSTRIES HOLDINGS INC      COMMON   125269100  $ 17,772,000.00   1,200,000.00  N          X            1        1,200,000
CHINA MOBILE HONG KONG ADR      COMMON   16941M109  $    330,175.50      13,400.00  N          X            1           13,400
CASUAL MALE RETAIL GROUP I      OTC EQ   148711104  $  1,720,000.00     250,000.00  N          X            1          250,000
CNX GAS CORP                    OTC EQ   12618H101  $    820,000.00      40,000.00  N          X            1           40,000
CREDICORP LTD                   COMMON   G2519Y108  $    462,834.00      16,200.00  N          X            1           16,200
COMPANHIA PARANAENSE DE ENERGY  COMMON   20441B407  $    598,300.00      77,500.00  N          X            1           77,500
CEMEX SA ADR                    COMMON   151290889  $    392,250.00       7,500.00  N          X            1            7,500
CEMIG SA ADR                    COMMON   204409601  $    289,408.00       7,600.00  N          X            1            7,600
AMERICAS CAR MART INC           OTC EQ   03062T105  $  5,935,431.00     330,849.00  N          X            1          330,849
*** CRYPTOLOGIC INC             OTC EQ   228906103  $    965,800.00      55,000.00  N          X            1           55,000
COVANTA HOLDING CORPORATIO      COMMON         DHC  $ 14,229,461.00   1,059,528.00  N          X            1        1,059,528
DRUGMAX RESTRICTED SHARES       OTC EQ     DMAXRST  $  2,725,000.00   2,500,000.00  N          X            1        2,500,000
WARRANT DRUGMAX RESTRICTED      OTC EQ      DMAXWT  $    592,500.00   1,250,000.00  N          X            1        1,250,000
BANCO BRADESCO ADR              COMMON    59460303  $    337,548.00       6,900.00  N          X            1            6,900
BAUER EDDIE HLDGS INC           OTC EQ    71625107  $  4,348,575.00     175,700.00  N          X            1          175,700
ELAN CORP PLC-ADR               COMMON   284131208  $  8,860,000.00   1,000,000.00  N          X            1        1,000,000
ENERSIS SA SPONSORED ADR        COMMON   29274F104  $    288,288.00      25,200.00  N          X            1           25,200
BOTTOMLINE TECHNOLOGIES (D      OTC EQ   101388106  $  3,934,702.00     260,749.00  N          X            1          260,749
E TRADE GROUP INC               COMMON   269246104  $    440,000.00      25,000.00  N          X            1           25,000
FALCONBRIDGE LTD NEW            COMMON   306104100  $  5,344,000.00     200,000.00  N          X            1          200,000
CALL FIRST MARBLE DEC 30        CALL O   3207715LF  $     23,750.00      25,000.00  N          X            1           25,000
FIRST MARBLEHEAD CORP           OTC EQ   320771108  $ 51,206,400.00   2,016,000.00  N          X            1        2,016,000
GAMETECH INTERNATIONAL INC      OTC EQ   36466D102  $  3,864,546.00     988,375.00  N          X            1          988,375
ICG INC                         OTC EQ   44925A107  $  1,490,000.00     100,000.00  N          X            1          100,000
ISLE CAPRI CASINOS INC          OTC EQ   464592104  $  5,141,890.00     240,500.00  N          X            1          240,500
LONGS DRUG STORES CORP          COMMON   543162101  $ 17,610,634.00     410,600.00  N          X            1          410,600
LYONDELL PETROCHEMICAL CO       COMMON   552078107  $ 30,051,000.00   1,050,000.00  N          X            1        1,050,000
MECHEL OAO SPONSORED ADR        COMMON   583840103  $    364,800.10      10,000.00  N          X            1           10,000
MAGNA ENTERTAINMENT CORP        OTC EQ   559211107  $ 17,932,050.00   2,692,500.00  N          X            1        2,692,500
MONRO MUFFLER BRAKE INC         OTC EQ   610236101  $  3,270,615.00     124,500.00  N          X            1          124,500
NOVA CHEMICALS CORP             COMMON   66977W109  $ 42,621,760.00   1,158,200.00  N          X            1        1,158,200
NICE SYSTEMS LTD                OTC EQ   653656108  $    280,240.00       6,200.00  N          X            1            6,200
NEW FRONTIER MEDIA INC          OTC EQ   644398109  $  4,980,346.00     827,300.00  N          X            1          827,300
NOVATEL WIRELESS INC            OTC EQ   66987M604  $  4,702,750.00     325,000.00  N          X            1          325,000
NORTHWEST AIRLINES CORP         OTC EQ   667280101  $    297,000.00     450,000.00  N          X            1          450,000
02MICR INTERNATIONAL LTD        OTC EQ   G6797E106  $  3,148,000.00     200,000.00  N          X            1          200,000
OPTIMAL GROUP INC CL A          OTC EQ   68388R208  $ 18,612,000.00     900,000.00  N          X            1          900,000
PETROLEO BRASILEIRO ADR         COMMON   71654V408  $    664,857.00       9,300.00  N          X            1            9,300
PEDIATRIX MEDICAL GROUP IN      COMMON   705324101  $ 21,893,700.00     285,000.00  N          X            1          285,000
MIKOHN GAMING CORP              OTC EQ   59862K108  $  7,550,275.00     568,117.00  N          X            1          568,117
PILGRIMS PRIDE CORP             COMMON   721467108  $  2,730,000.00      75,000.00  N          X            1           75,000
COMPANHIA VALE DO RIO DOCE      COMMON   204412209  $ 10,877,280.00     248,000.00  N          X            1          248,000
RURAL/METRO CORP                OTC EQ   781748108  $  2,746,155.00     310,300.00  N          X            1          310,300
REPSOL YPF SA ADR               COMMON   76026T205  $    294,021.00       9,100.00  N          X            1            9,100
STEELCASE INC-MICH CL A         COMMON   858155203  $  2,349,750.00     162,500.00  N          X            1          162,500
STEINER LEISURE LTD             OTC EQ   P8744Y102  $ 30,915,180.00     910,073.00  N          X            1          910,073
TENARIS SA ADR                  COMMON   88031M109  $    275,680.00       2,000.00  N          X            1            2,000
TUPPERWARE CORP                 COMMON   899896104  $  3,417,000.00     150,000.00  N          X            1          150,000
TURKCELL ILETISM HIZMETLRI      COMMON   900111204  $    436,800.00      32,000.00  N          X            1           32,000
TRANSPORTADORA DE GAS ADR       COMMON   893870204  $    285,360.00      43,500.00  N          X            1           43,500
TWEETER HOME ENTMT GROUP I      OTC EQ   901167106  $  1,645,000.00     500,000.00  N          X            1          500,000
UNIFI INC                       COMMON   904677101  $  8,519,672.00   2,550,800.00  N          X            1        2,550,800
USA MOBILITY INC                OTC EQ   90341G103  $  7,550,758.00     279,865.00  N          X            1          279,865
MEMC ELECTRONIC MATERIALS       COMMON   552715104  $ 68,677,665.00   3,013,500.00  N          X            1        3,013,500
WELLMAN INC                     COMMON   949702104  $  5,400,123.00     853,100.00  N          X            1          853,100
WEBZEN INC                      OTC EQ   94846M102  $  5,458,250.00   1,107,150.00  N          X            1        1,107,150
ZARLINK SEMICONDUCTOR INC       COMMON   989139100  $    653,559.00     498,900.00  N          X            1          498,900
                                                    ---------------
                                                     562,209,321